Property and Equipment - Changes in Carrying Value of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 60,606
Capital work-in-progress	3,315	$ 2,366
Ending balance	60,998	60,606
Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	230,515	210,573
Additions	23,273	23,835
On acquisition (Refer Note 5(a))	30
Disposals/retirements	(7,101)	(7,400)
Translation adjustments	(13,903)	3,507
Ending balance	232,814	230,515
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	172,275	157,059
Depreciation	20,334	19,954
Disposals/retirements	(6,906)	(7,357)
Translation adjustments	(10,572)	2,619
Ending balance	175,131	172,275
Buildings [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,223	10,246
Translation adjustments	(260)	(23)
Ending balance	9,963	10,223
Buildings [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,710	4,208
Depreciation	496	514
Translation adjustments	(117)	(12)
Ending balance	5,089	4,710
Computers and software [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	73,083	69,871
Additions	7,361	4,597
On acquisition (Refer Note 5(a))	30
Disposals/retirements	(2,812)	(3,350)
Translation adjustments	(4,572)	1,965
Ending balance	73,090	73,083
Computers and software [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	64,730	59,811
Depreciation	5,437	6,442
Disposals/retirements	(2,775)	(3,345)
Translation adjustments	(4,139)	1,822
Ending balance	63,253	64,730
Furniture, fixtures and office equipment [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	77,387	68,877
Additions	7,487	9,389
Disposals/retirements	(2,856)	(1,718)
Translation adjustments	(4,739)	839
Ending balance	77,279	77,387
Furniture, fixtures and office equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	56,892	51,431
Depreciation	7,227	6,623
Disposals/retirements	(2,816)	(1,674)
Translation adjustments	(3,465)	512
Ending balance	57,838	56,892
Vehicles [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	656	587
Additions	328	93
Disposals/retirements	(158)	(29)
Translation adjustments	(45)	5
Ending balance	781	656
Vehicles [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	497	429
Depreciation	150	97
Disposals/retirements	(146)	(30)
Translation adjustments	(35)	1
Ending balance	466	497
Leasehold improvements [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	69,166	60,992
Additions	8,097	9,756
Disposals/retirements	(1,275)	(2,303)
Translation adjustments	(4,287)	721
Ending balance	71,701	69,166
Leasehold improvements [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	45,446	41,180
Depreciation	7,024	6,278
Disposals/retirements	(1,169)	(2,308)
Translation adjustments	(2,816)	296
Ending balance	$ 48,485	$ 45,446